Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 229,410	$ 0
Prepaid expenses	593,543	0
Total current assets	822,953	0
Investments held in Trust Account	345,057,911	0
Deferred offering costs	0	85,750
Total Assets	345,880,864	85,750
Current liabilities:
Accounts payable	102,642	10,000
Accrued expenses	397,742	51,000
Franchise tax payable	100,450	400
Due to related parties	0	750
Total current liabilities	600,834	62,150
Deferred legal fees	2,361,155	0
Deferred underwriting commissions	12,075,000	0
Derivative warrant liabilities	31,751,332	0
Total Liabilities	46,788,321	62,150
Commitments and Contingencies
Class A common stock, $0.0001 par value; 29,409,254 and -0- shares subject to possible redemption at $10.00 per share at June 30, 2021 and December 31, 2020, respectively	294,092,540	0
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	19,785,719	24,137
Accumulated deficit	(14,787,088)	(1,400)
Total stockholders' equity	5,000,003	23,600
Total Liabilities and Stockholders' Equity	345,880,864	85,750
Common Class A [Member]
Stockholders' Equity:
Common stock, value	509	0
Common Class B [Member]
Stockholders' Equity:
Common stock, value	$ 863	$ 863	[1],[2]

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).